CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-in Capital	AOCI	Accumulated other comprehensive loss	Deficit	Non-controlling Interest
Balance, shares at Aug. 31, 2022		5,950,998
Balance, amount at Aug. 31, 2022	$ 7,632,490	$ 5,951	$ 47,041,481		$ 0	$ (39,098,528)	$ (316,414)
Shares sold for cash, shares		2,140,652
Shares sold for cash, amount	1,589,731	$ 2,140	1,587,591		0	0	0
Stock based compensation	170,382	0	170,382		0	0	0
Net loss	(6,664,899)	0	0		0	(6,664,899)	0
Non-controlling interest	(47,626)	$ 0	0		0	0	(47,626)
Balance, shares at Aug. 31, 2023		8,091,650
Balance, amount at Aug. 31, 2023	2,680,078	$ 8,091	48,799,454	$ 0	0	(45,763,427)	(364,040)
Net loss	(1,179,323)	0		0		(1,179,323)	0
Non-controlling interest	(5,715)	$ 0	0	0		0	(5,715)
Stock issued in equity offering, shares		889,272
Stock issued in equity offering, amount	1,247,718	$ 889	1,246,829	0		0	0
Stock issued in exercise of warrants, shares		1,330,719
Stock issued in exercise of warrants, amount	571,651	$ 1,331	570,320	0		0	0
Foreign currency translation adjustment	4,372	0	0	4,372		0	0
Stock-based compensation	53,953	$ 0	53,953	0		0	0
Balance, shares at Nov. 30, 2023		10,311,641
Balance, amount at Nov. 30, 2023	3,372,734	$ 10,311	50,670,556	4,372		(46,942,750)	(369,755)
Balance, shares at Aug. 31, 2023		8,091,650
Balance, amount at Aug. 31, 2023	2,680,078	$ 8,091	48,799,454	0	0	(45,763,427)	(364,040)
Stock based compensation	395,726
Net loss	(3,610,555)
Non-controlling interest	(11,528)
Balance, shares at May. 31, 2024		15,810,205
Balance, amount at May. 31, 2024	9,747,062	$ 15,810	59,502,668	(21,866)		(49,373,982)	(375,568)
Balance, shares at Aug. 31, 2023		8,091,650
Balance, amount at Aug. 31, 2023	2,680,078	$ 8,091	48,799,454	0	0	(45,763,427)	(364,040)
Shares sold for cash, shares		2,334,013
Shares sold for cash, amount	4,208,731	$ 2,334	4,206,397		0	0	0
Stock based compensation	492,236		492,236		0	0	0
Net loss	(5,795,345)					(5,795,345)
Non-controlling interest	(13,309)						(13,309)
Shares issued from exercise of warrants, shares		5,382,042
Shares issued from exercise of warrants, amount	6,103,601	$ 5,382	6,098,219		0	0	0
Shares issued from exercise of options, shares		2,500
Shares issued from exercise of options, amount	2,875	$ 3	2,872		0	0	0
Foreign cvurrency translation loss	(19,816)				(19,816)
Balance, shares at Aug. 31, 2024		15,810,205
Balance, amount at Aug. 31, 2024	7,659,051	$ 15,810	59,599,178	(19,816)	(19,816)	(51,558,772)	(377,349)
Balance, shares at Nov. 30, 2023		10,311,641
Balance, amount at Nov. 30, 2023	3,372,734	$ 10,311	50,670,556	4,372		(46,942,750)	(369,755)
Net loss	(649,539)	0	0	0		(649,539)	0
Non-controlling interest	(3,194)	$ 0	0	0		0	(3,194)
Stock issued in equity offering, shares		1,444,741
Stock issued in equity offering, amount	2,961,013	$ 1,445	2,959,568	0		0	0
Foreign currency translation adjustment	(24,998)	$ 0	0	(24,998)		0
Stock issued from exercise of warrants, shares		631,291
Stock issued from exercise of warrants, amount	491,824	$ 632	491,192	0		0	0
Balance, shares at Feb. 29, 2024		12,387,673
Balance, amount at Feb. 29, 2024	6,147,840	$ 12,388	54,121,316	(20,626)		(47,592,289)	(372,949)
Net loss	(1,781,693)	0	0	0		(1,781,693)	0
Non-controlling interest	(2,619)	0	0	0		0	(2,619)
Foreign currency translation adjustment	(1,240)	0	0	(1,240)		0
Stock-based compensation	341,773	$ 0	341,773	0		0	0
Stock issued from exercise of warrants, shares		3,420,032
Stock issued from exercise of warrants, amount	5,040,127	$ 3,420	5,036,707	0		0	0
Stock issued from exercise of options, shares		2,500
Stock issued from exercise of options, amount	2,874	$ 2	2,872	0		0	0
Balance, shares at May. 31, 2024		15,810,205
Balance, amount at May. 31, 2024	9,747,062	$ 15,810	59,502,668	(21,866)		(49,373,982)	(375,568)
Balance, shares at Aug. 31, 2024		15,810,205
Balance, amount at Aug. 31, 2024	7,659,051	$ 15,810	59,599,178	(19,816)	(19,816)	(51,558,772)	(377,349)
Net loss	(2,703,699)	0	0	0		(2,703,699)	0
Non-controlling interest	(2,929)	$ 0	0	0		0	(2,929)
Stock issued in equity offering, shares		1,642,389
Stock issued in equity offering, amount	4,345,393	$ 1,643	4,343,750	0		0	0
Foreign currency translation adjustment	(3,175)	0	0	(3,175)		0	0
Stock-based compensation	99,415	$ 0	99,415	0		0	0
Balance, shares at Nov. 30, 2024		17,452,594
Balance, amount at Nov. 30, 2024	9,394,056	$ 17,453	64,042,343	(22,991)		(54,262,471)	(380,278)
Balance, shares at Aug. 31, 2024		15,810,205
Balance, amount at Aug. 31, 2024	7,659,051	$ 15,810	59,599,178	(19,816)	$ (19,816)	(51,558,772)	(377,349)
Stock based compensation	736,770
Net loss	(9,206,003)
Non-controlling interest	(8,203)
Balance, shares at May. 31, 2025		19,559,179
Balance, amount at May. 31, 2025	5,166,521	$ 19,559	66,378,362	(81,073)		(60,764,775)	(385,552)
Balance, shares at Nov. 30, 2024		17,452,594
Balance, amount at Nov. 30, 2024	9,394,056	$ 17,453	64,042,343	(22,991)		(54,262,471)	(380,278)
Net loss	(2,713,212)		0	0		(2,713,212)	0
Non-controlling interest	(3,760)		0	0		0	(3,760)
Stock issued in equity offering, shares		6,585
Stock issued in equity offering, amount	11,720	$ 6	11,714	0		0	0
Foreign currency translation adjustment	(95,255)		0	(95,255)		0
Stock-based compensation, shares		100,000
Stock-based compensation, amount	167,219	$ 100	167,119	0		0	0
Balance, shares at Feb. 28, 2025		17,559,179
Balance, amount at Feb. 28, 2025	6,760,768	$ 17,559	64,221,176	(118,246)		(56,975,683)	(384,038)
Net loss	(3,789,092)	0	0	0		(3,789,092)	0
Non-controlling interest	(1,514)	$ 0	0	0		0	(1,514)
Stock issued in equity offering, shares		2,000,000
Stock issued in equity offering, amount	1,689,050	$ 2,000	1,687,050	0		0	0
Foreign currency translation adjustment	37,173	0	0	37,173		0	0
Stock-based compensation	470,136	$ 0	470,136	0		0	0
Balance, shares at May. 31, 2025		19,559,179
Balance, amount at May. 31, 2025	$ 5,166,521	$ 19,559	$ 66,378,362	$ (81,073)		$ (60,764,775)	$ (385,552)